Government funding (Details) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Government Grants [Abstract]
Office, administrative and travel	$ 528,080	$ 824,836	$ 869,866	$ 1,352,031